BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting” which is part of IFRS Accounting Standards (“IFRS® Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”). Because these statements have been prepared in accordance with IAS 34, certain disclosures included in the annual financial statements have been condensed or omitted. These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2025.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors of the Company on August 14, 2026.

References made throughout the consolidated financial statements to “US dollar” or “USD” are to United States dollars, “C$” or “CAD” are to Canadian dollars, “MXN” are to Mexican pesos, “BOB” are to Bolivian bolivianos. All references are in thousands, unless otherwise noted.

On December 10, 2025 the Company consolidated its issued and outstanding common shares on the basis of one post-consolidated common share for every four pre-consolidated common shares. The number of issued and outstanding shares, options, warrants, DSUs, RSUs and PSUs, and any per share amounts in these financial statements have been retrospectively restated in notes 10, 13, and 23 for all periods presented unless otherwise stated.